Valuation Accounts (Detail) (Accounts receivable, allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 7,840	$ 8,653	$ 8,347
Additions Charged to Expense	1,525	3,007	145
Deductions Credited and Write-Offs	(1,340)	(3,820)	161
Balance at End of Period	$ 8,025	$ 7,840	$ 8,653